Note 5 - Due to Related Parties	3 Months Ended
Feb. 28, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
5.	Due to related parties

Amounts due to the related parties are payable to entities controlled by two shareholders who are also officers and directors of the Company.

	February 28, 2014	November 30, 2013
	$	$
Promissory note payable to two directors and officers of the Company, unsecured, 6% annual interest rate on the outstanding loan balance (i) (February 28, 2014 - C$790,057; November 30, 2013 - C$778,491)	713,421	733,042
Note payable to an entity controlled by shareholders, officers and directors of the Company, unsecured, non-interest bearing with no fixed repayment terms(ii) (February 28, 2014 - C$28,167; November 30, 2013 - C$28,167)	25,435	26,522
	738,856	759,564

Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly(iii)	1,404,031	2,105,406

(i)	Promissory note payable

The promissory note dated September 10, 2004 issued by IPC Corp to Dr. Isa Odidi and Dr. Amina Odidi (the “Promissory Note”), principal shareholders, directors and executive officers of the Company was amended effective October 22, 2009 (“effective date”), to provide that the principal amount thereof shall be payable when payment is required solely out of (i) revenues earned by IPC Corp following the effective date, and/or proceeds received by any IPC Company from any offering of its securities following the effective date, other than the proceeds from the transactions completed in February 2011, March 2012, March 2013 and July 2013

(Note 7) and/or amounts received by IPC Corp for scientific research tax credits of IPC Corp and (ii) up to C$800,000 from the Net Cash (as defined in the IPC Arrangement Agreement). For the three months ended February 28, 2014, no principal repayment was made (three months ended February 28, 2013 - $Nil) and no interest payment was made for the three months ended February 28, 2014 (three months ended February 28, 2013 - $Nil) in respect of the promissory note was made by the Company in accordance with the terms of the IPC Arrangement Agreement.

Interest expense on the promissory note payable to related parties for the three months ended February 28, 2014 is $10,445 (three months ended February 28, 2013 - $10,811) and has been included in the condensed interim unaudited consolidated statement of operations and comprehensive income. In March 2014, the promissory note and accrued interest was repaid.

(ii)	Note payable

In March 2014 the note payable was repaid.

(iii)	Convertible debenture

On January 10, 2013, the Company completed a private placement financing (the "Financing") of a Debenture, which will mature January 1, 2015. The Debenture bears interest at a rate of 12% per annum, payable monthly, is pre-payable at any time at the option of the Company, and is convertible at any time into 500,000 common shares at a conversion price of $3.00 per common share at the option of the holder.

Dr. Isa Odidi and Dr. Amina Odidi, principal shareholders, directors and executive officers of the Company purchased the Debenture and provided the Company with the $1.5 million of the proceeds for the Debenture.

The conversion price of the Debenture is in U.S. dollars and at issuance IPC’s functional currency was Canadian dollars. Under U.S. GAAP where the conversion price of the Debenture is denominated in a currency other than an entity's functional currency, the conversion option meets the definition of an embedded derivative. The conversion option was bifurcated from its host contract and the fair value of the conversion option characterized as an embedded derivative at issuance. The embedded derivative was presented together on a combined basis with the host contract. The derivative was re-measured at the end of every reporting period with the change in value reported in the consolidated statements of operations and comprehensive loss.

The proceeds received from the Debenture less the initial amount allocated to the embedded derivative were allocated to the liability and were accreted over the life of the Debenture using the imputed rate of interest.

Effective December 1, 2013, the Company changed its functional currency such that the conversion option no longer meets the criteria for bifurcation and is prospectively reclassified to equity under ASC 815. The conversion option value at December 1, 2013 of $728,950 was reclassified from convertible debenture to additional paid-in capital.

Accreted interest expense during the three months ended February 28, 2014 is $27,575 (three months ended February 28, 2013 - $25,641) and has been included in the consolidated statement of operations and comprehensive income. In addition, the coupon interest on the Debenture for the three months ended February 28, 2014 is $44,353 (three months ended February 28, 2013 – $24,148) and has also been included in the condensed unaudited interim consolidated statement of operations and comprehensive income.